Leases (Details) - Schedule of operating lease related activities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of operating lease related activities [Abstract]
Other assets - Right-of-Use assets	$ 952	$ 920
Accumulated amortization	381	261
Operating lease Right-of-Use assets, net	571	659
Lease liabilities – current - Accounts payable and accrued liabilities	210	203
Lease liabilities – noncurrent - Other long-term liabilities	405	499
Total operating lease liabilities	$ 615	$ 702
Weighted average remaining lease term in years	3 years 1 month 20 days	3 years 7 months 20 days
Weighted average annual discount rate	11.90%	11.90%